Employees and remuneration of key management personnel	12 Months Ended
Dec. 31, 2024
Employees and remuneration of key management personnel
Employees and remuneration of key management personnel

7.Employees and remuneration of key management personnel

Employees

The average number of employees by individual geographical segment and the Group’s total employment costs are included below.

Average number of employees

	2024 '000	2023 '000	2022 '000
North America	4	5	5
EMEA & LatAm	13	12	10
APAC	7	7	6
Total	24	24	21

Aggregate remuneration of all employees including Directors

	2024 £m	2023 £m	2022 £m
Wages and salaries[1]	1,772	1,751	1,559
Social security costs	173	176	163
Pensions and other post-employment costs (Note 20)	29	26	27
Share-based incentive plans (Note 26)	117	88	78
Severance costs from integration and restructuring activities	79	108	8
Total	2,170	2,149	1,835

[1]Included in wages and salaries are costs in relation to defined contribution pension schemes, principally in the US and UK, of £60m (2023: £70m, 2022: £59m).

Remuneration of key management personnel

Key management personnel comprises the Executive Directors and the Executive Team. The compensation of key management personnel in respect of their services to the Group in aggregate was as follows:

Remuneration of key management personnel

	2024 £m	2023 £m	2022 £m
Wages and salaries	22	19	18
Social security costs	3	2	1
Defined benefit schemes	1	1	1
Share-based incentive plans	20	15	9
Non-executive directors fees	2	2	–
Total	48	39	29

The gain on the share awards exercised by directors in 2024 amounted to £0.1m (2023: nil, 2022: nil). This gain reflects the increase in share price between the grant date and the release date.